Edict Acquisition (Supplemental Pro forma Information) (Details) (Edict Acquisition [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Edict Acquisition [Member]
Business Acquisition [Line Items]
Total revenues	$ 1,050,007	$ 926,138
Loss from continuing operations	$ (9,707)	$ (50,476)